DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of long-term debt instruments

(in thousands of $)	2013	2012
Term Notes due February 1, 2019	41,225	45,445
Less: short-term portion	(4,570)	(4,220)
	36,655	41,225

Schedule of maturities of long-term debt	The outstanding debt as of December 31, 2013 is repayable as follows:

(in thousands of $)
Year ending December 31,
2014	4,570
2015	4,940
2016	5,345
2017	5,785
2018	6,260
Thereafter	14,325
41,225

Schedule of sinking fund redemption payments
The following table provides the scheduled sinking fund redemption amounts and final principal payment on the Term Notes.

Scheduled Payment Date (in thousands of $)	Amount
February 1, 2014	2,240
August 1, 2014	2,330
February 1, 2015	2,420
August 1, 2015	2,520
February 1, 2016	2,620
August 1, 2016	2,725
February 1, 2017	2,835
August 1, 2017	2,950
February 1, 2018	3,070
August 1, 2018	3,190
February 1, 2019	14,325
Total debt	41,225